Share-Based Payments - Summary of Input Parameters Discount for Lack of Marketability (Detail)		12 Months Ended
	Mar. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life	6 months	6 months
Expected volatility	72.50%	58.60%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life			6 months
Expected volatility			74.10%
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During The Period [Line Items]
Expected life			3 years
Expected volatility			78.40%